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                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001
                                                         -------------

                 Check here if Amendment [ ]: Amendment Number:
                                                               -----------
                        This Amendment (Check only one):

                               [ ] is a restatement
                               [ ] adds new holdings entries

Institutional Investment Manger Filing this Report:
Name:          Cliffwood Partners LLC
Address:       11726 San Vicente Blvd. #600
Los            Angeles, CA  90049


Form 13F File Number:  -
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               The institutional  investment  manager filing this report and the person  by whom it is signed  hereby  represent  that the  person
               signing  the  report  is   authorized  to  submit  it,  that  all
               information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:          Carl B. Tash
Title:         Chief Executive Officer
Phone:         (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:
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
/s/  Carl B. Tash                   11726 San Vicente Blvd. #600                August 13, 2001
-----------------------------       Los Angeles, CA  90049

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Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT
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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:  0


Form 13F Information Table Entry Total:      15


Form 13F Information Table Value Total:      $180,222.2 (thousands)


List of Other Included Managers:             None


                                       2
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                  NAME OF ISSUER              TITLE OF CLASS           CUSIP                 VALUE            # OF SHARES     SOLE
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
Arden Realty Group Inc.                             com              039793104           $22,302,510.00           835,300     sole
Apartment Investment & Management                   com              03748R101           $14,460,000.00           300,000     sole
Camden Property Trust                               com              133131102            $5,809,610.00           158,300     sole
Catellus Development Corp.                          com              149111106           $13,635,430.00           781,400     sole
Charles E. Smith Realty                             com              832197107           $17,552,500.00           350,000     sole
Clayton Homes Inc.                                  com              184190106           $13,071,180.00           831,500     sole
Essex Property Trust                                com              297178105           $16,331,680.00           329,600     sole
Federal Realty Investment Trust                     com              313747206           $12,825,616.00           618,400     sole
General Growth PPTYS COM                            com              370021107            $6,195,264.00           157,400     sole
Highwoods Properties Inc.                           com              431284108            $2,030,730.00            76,200     sole
HRPT PPTYS TR COM SH BEN INT                        com              40426W101            $6,261,255.00           643,500     sole
Manufactured Home Communities                       com              564682102            $2,107,500.00            75,000     sole
Pan Pacific Retail Properties                       com              69806L104           $10,979,800.00           422,300     sole
Rouse Company                                       com              779273101           $16,943,610.00           591,400     sole
United Dominion Realty                              com              910197102           $19,715,465.00         1,373,900     sole
                                                                                   ---------------------
REPORT SUMMARY                             15 data records                              $180,222,150.00
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